ASSETS ACQUISITION	12 Months Ended
Mar. 31, 2026
ASSETS ACQUISITION
ASSETS ACQUISITION

NOTE 5. ASSETS ACQUISITION

On January 15, 2026, the Company issued 7,000,000 common stock to acquire 100% interest of Dance Emotion Limited as its wholly owned subsidiary. The transaction results in Dance Emotion Limited’s shareholders taking control of the Company by voting rights through 98.59% of ownership interest. As a result, Dance Emotion Limited, being the legal acquiree, is considered as the accounting acquirer according to guidance in the Accounting Standards Codification (“ASC”) 805-10. As the Company (Dance Emotion Studios), being the accounting acquiree, does not meet the definition of a business according to ASC 805-10, the transaction is accounted for in accordance with ASC 805-50 as an acquisition of assets.

The net assets (liabilities) acquired was the historical carrying values of the net assets (liabilities) of Dance Emotion Studios as of January 15, 2026. The amounts below are preliminary and subject to finalization of the parent’s closing balances as of the acquisition date, and were calculated as follows:

Liabilities assumed from legal parent	66,019
Less: Cash acquired from legal parent	(60,605)

Net liabilities assumed (net capital deficit)	5,414
Net non-cash charge to Additional Paid-in Capital	5,414